Business Combinations - Summary of fair values of assets acquired and liabilities assumed (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Business Acquisition [Line Items]
Goodwill	¥ 576,989	$ 81,267
Beijing OrionStar [Member]
Business Acquisition [Line Items]
Net assets acquired	136,534	19,230
Goodwill	576,989	81,267
Deferred tax liabilities	(31,800)	(4,479)
Non-controlling interests and mezzanine equity	(120,588)	(16,984)
Total	773,135	108,894
Robot technology [Member] | Beijing OrionStar [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	140,000	19,719
Large language model (LLM) technology [Member] | Beijing OrionStar [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	57,000	8,028
Trademark [Member] | Beijing OrionStar [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	¥ 15,000	$ 2,113